UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21293
Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
September 30, 2008

Shares		Description (1)				Value

		Common Stocks – 44.7% (26.9% of Total Investments)

		Aerospace & Defense – 0.7%

11,150		Boeing Company				$639,453
2,570		Esterline Technologies Corporation, (2)				101,746
10,700		Finmeccanica S.p.A.				231,950
10,146		Lockheed Martin Corporation				1,112,712
10,020		Orbital Sciences Corporation, (2)				240,179
53,400		Thales S.A.				2,694,814

		Total Aerospace & Defense				5,020,854

		Air Freight & Logistics – 0.1%

9,400		FedEx Corporation				742,976

		Airlines – 0.1%

18,070		Lufthansa AG				353,238

		Auto Components – 0.2%

34,320		Aisin Seiki Company Limited				840,500
20,080		Magna International Inc., Class A				1,027,895

		Total Auto Components				1,868,395

		Automobiles – 0.5%

20,460		Daimler-Chrysler AG				1,033,230
28,730		Honda Motor Company Limited				865,060
950		S.A. D’Ieteren N.V.				214,717
14,510		Toyota Motor Corporation				1,244,958
34,920		Yamaha Motor Company Limited				476,941

		Total Automobiles				3,834,906

		Beverages – 1.3%

2,460		Boston Beer Company, (2)				116,825
82,540		Coca Cola Amatil Limited				551,100
19,280		Coca-Cola Company				1,019,526
42,090		Coca-Cola Enterprises Inc.				705,849
15,850		Diageo PLC, Sponsored ADR				1,091,431
39,940		Fomento Economico Mexicano S.A.				1,523,312
55,490		Heineken N.V.				2,229,440
19,500		Molson Coors Brewing Company, Class B				911,625
14,520		Pepsi Bottling Group, Inc.				423,548
16,720		PepsiCo, Inc.				1,191,634
6,940		SABMiller PLC				135,501

		Total Beverages				9,899,791

		Biotechnology – 1.0%

9,800		Alnylam Pharmaceuticals, Inc., (2)				283,710
69,500		Amgen Inc., (2), (14)				4,119,265
14,570		Cephalon, Inc., (2)				1,129,029
6,130		Genentech, Inc., (2)				543,608
15,050		Genzyme Corporation, (2)				1,217,395
11,580		Novo-Nordisk A/S				592,896

		Total Biotechnology				7,885,903

		Capital Markets – 1.3%

25,432		Bank of New York Company, Inc.				828,575
9,020		Calamos Asset Management, Inc. Class A				161,638
21,480		Credit Suisse Group				1,037,054
10,330		Credit Suisse Group, (2)				482,431
136,250		Daiwa Securities Group Inc.				992,409
5,740		Franklin Resources, Inc.				505,866
33,420		Invesco LTD				701,152
43,870		JPMorgan Chase & Co.				2,048,729
12,780		Legg Mason, Inc.				486,407
54,051		Man Group PLC				330,299
3,440		Stifel Financial Corporation, (2)				171,656
16,400		TD Ameritrade Holding Corporation, (2)				265,680
111,272		UBS AG, (2), (14)				1,951,711

		Total Capital Markets				9,963,607

		Chemicals – 1.1%

6,130		Air Products & Chemicals Inc.				419,844
7,740		Bayer AG				566,855
2,940		CF Industries Holdings, Inc.				268,892
10,060		Eastman Chemical Company				553,904
4,300		Lubrizol Corporation				185,502
174,420		Mitusi Chemicals				768,941
20,360		Mosaic Company				1,384,887
113,740		Nissan Chemical Industries Limited				1,044,421
13,980		Potash Corporation of Saskatchewan				1,812,375
21,230		Shin-Etsu Chemical Company Limited				1,009,501
3,960		Terra Industries, Inc.				116,424
2,880		Wacker Chemie AG				411,172

		Total Chemicals				8,542,718

		Commercial Banks – 1.9%

61,400		Allinaz S.E				841,794
31,810		Banco Santander Central S.A.				477,786
43,350		Barclays PLC				257,561
18,800		BB&T Corporation				710,640
21,630		BNP Paribas S.A.				2,064,746
7,860		Community Bank System Inc.				197,679
26,780		Credit Agricole S.A.				515,779
161,640		DnB NOR ASA				1,253,970
94,060		Hang Seng Bank, (2)				1,778,121
45,150		IntesaSanpaolo SpA				248,306
4,370		KB Financial Group Inc., (2)				199,665
68,770		KeyCorp.				821,114
17,850		Lloyds TSB Group PLC, Sponsored ADR				298,631
2,244		National Bank of Greece S.A.				90,937
23,520		National Bank of Greece S.A.				194,040
329,160		Nishi-Nippon City Bank Limited				821,913
9,240		Nordic Baltic Holdings FDR				110,316
4,570		Northern Trust Corporation				329,954
12,580		PNC Financial Services Group, Inc.				939,726
3,660		Prosperity Bancshares, Inc.				124,403
38,720		Standard Chartered PLC				952,726
3,760		SVB Financial Group, (2)				217,779
4,350		UMB Financial Corporation				228,462
46,260		United Overseas Bank Limited				553,030

		Total Commercial Banks				14,229,078

		Commercial Services & Supplies – 1.2%

415,000		Allied Waste Industries, Inc., (2), (14)				4,610,650
47,130		Corrections Corporation of America, (2)				1,171,181
3,230		Dun and Bradstreet Inc.				304,783
22,220		Randstad Holding N.V.				584,265
293,300		Toppan Printing Company Limited				2,287,374

		Total Commercial Services & Supplies				8,958,253

		Communications Equipment – 0.4%

3,630		Comtech Telecom Corporation, (2)				178,741
19,610		Nokia Oyj, Sponsored ADR				365,727
58,600		QUALCOMM Inc.				2,518,042

		Total Communications Equipment				3,062,510

		Computers & Peripherals – 0.8%

17,761		Apple, Inc., (2)				2,018,715
38,390		Hewlett-Packard Company				1,775,154
19,570		International Business Machines Corporation (IBM)				2,288,907
6,690		NCR Corporation, (2)				147,515

		Total Computers & Peripherals				6,230,291

		Construction & Engineering – 0.6%

186,760		AMEC PLC				2,142,210
14,030		Fluor Corporation				781,471
105,700		JGC Corporation				1,695,783
4,060		Perini Corporation, (2)				104,707

		Total Construction & Engineering				4,724,171

		Consumer Finance – 0.4%

17,210		Capitalsource Inc.				211,683
6,300		MasterCard, Inc.				1,117,179
18,040		Visa Inc.				1,107,476
10,210		Western Union Company				251,881

		Total Consumer Finance				2,688,219

		Containers & Packaging – 0.1%

14,820		Owens-Illinois, Inc., (2)				435,708
12,370		Packaging Corp. of America				286,737

		Total Containers & Packaging				722,445

		Distributors – 0.1%

47,310		Jardine Cycle & Carriage Limited				520,406
18,480		Unilever PLC				502,487

		Total Distributors				1,022,893

		Diversified Consumer Services – 0.2%

17,820		Apollo Group, Inc., (2)				1,056,726
4,840		ITT Educational Services, Inc., (2)				391,604

		Total Diversified Consumer Services				1,448,330

		Diversified Financial Services – 0.6%

24,020		Citigroup Inc.				492,650
18,050		Deutsche Boerse AG				1,651,763
8,870		Eaton Vance Corporation				312,490
71,890		ING Groep N.V., Ordinary Shares				1,541,162
16,410		ING Groep N.V., Sponsored ADR				351,174
1,780		Orix Corporation				222,870

		Total Diversified Financial Services				4,572,109

		Diversified Telecommunication Services – 2.6%

31,330		AT&T Inc.				874,734
5,930		Cbeyond Inc., (2)				85,333
16,710		Embarq Corporation				677,591
16,410		France Telecom SA				459,644
52,950		KT Corporation, Sponsored ADR, (14)				889,031
387,100		Nippon Telegraph and Telephone Corporation, (14)				8,713,621
460		Nippon Telegraph and Telephone Corporation, DD1				2,053,184
207,000		Sprint Nextel Corporation, (2), (14)				1,262,700
2,295,000		Telecom Italia S.p.A.				2,601,490
20,730		Telefonica SA				1,481,988
25,980		Telefonos de Mexico SA, Series L				668,985

		Total Diversified Telecommunication Services				19,768,301

		Electric Utilities – 2.2%

37,600		Ameren Corporation, (14)				1,467,528
4,810		Black Hills Corporation				149,447
206,000		Centrais Electricas Brasileiras S.A., ADR Pref., (2)				2,560,910
32,540		E.ON A.G., Sponsored ADR, (2)				1,640,895
27,750		Edison International				1,107,225
7,250		El Paso Electric Company, (2)				152,250
6,790		Exelon Corporation				425,190
10,660		FPL Group, Inc.				536,198
100,500		IdaCorp, Inc., (14)				2,923,545
268,500		Korea Electric Power Corporation, Sponsored ADR				3,326,715
148,600		PNM Resources Inc.				1,521,664
12,100		Progress Energy, Inc.				521,873

		Total Electric Utilities				16,333,440

		Electrical Equipment – 0.7%

74,560		ABB Limited, (2)				1,444,855
31,820		Emerson Electric Company				1,297,938
1,000		First Solar Inc., (2)				188,910
6,120		GrafTech International Ltd., (2)				92,473
89,240		Hitachi Limited				602,457
15,040		Nidec Corporation				925,242
16,140		Nikon Corporation				387,183
28,410		Prysmian SPA, (2)				558,848

		Total Electrical Equipment				5,497,906

		Electronic Equipment & Instruments – 0.6%

5,380		Dolby Laboratories, Inc., (2)				189,322
4,304		Itron Inc., (2)				381,033
6,020		Mettler-Toledo International Inc., (2)				589,960
4,377		Multi Fineline Electronix, Inc., (2)				64,736
4,060		SunPower Corporation, (2)				287,976
45,000		Tech Data Corporation, (2), (14)				1,343,250
2,807		Teledyne Technologies Inc., (2)				160,448
26,910		Thermo Fisher Scientific, Inc., (2)				1,480,050

		Total Electronic Equipment & Instruments				4,496,775

		Energy Equipment & Services – 1.2%

231,500		BJ Services Company, (14)				4,428,595
3,230		Cabot Oil & Gas Corporation				116,732
22,860		Cooper Cameron Corporation, (2)				881,024
1,620		Dawson Geophysical Company, (2)				75,638
7,800		Dresser Rand Group, Inc., (2)				245,466
18,960		FMC Technologies Inc., (2)				882,588
9,130		Matrix Service Company, (2)				174,383
3,900		National-Oilwell Varco Inc., (2)				195,897
5,110		Noble Corporation				224,329
19,510		Patterson-UTI Energy, Inc.				390,590
14,570		Pride International Inc., (2)				431,418
8,920		Superior Well Services, Inc., (2)				225,765
10,600		Technip S.A.				595,627
4,460		Transocean Inc., (2)				489,886

		Total Energy Equipment & Services				9,357,938

		Food & Staples Retailing – 0.7%

15,390		Casino Guichard-Perrachon S.A.				1,373,240
8,350		Costco Wholesale Corporation				542,166
71,030		Koninklijke Ahold N.V., (2)				820,519
31,550		Kroger Co.				866,994
2,870		Nash Finch Company				123,754
31,210		Safeway Inc.				740,301
5,840		Wal-Mart Stores, Inc.				349,758
50,570		William Morrison Supermarkets PLC				235,171

		Total Food & Staples Retailing				5,051,903

		Food Products – 2.2%

22,000		Dean Foods Company, (2)				513,920
5,190		Diamond Foods Inc.				145,476
9,155		Flowers Foods Inc.				268,791
9,400		General Mills, Inc.				645,968
27,480		H.J. Heinz Company				1,373,176
164,660		Jeronimo Martins SGPS				1,404,299
7,800		Monsanto Company				772,044
267,000		Smithfield Foods, Inc., (2), (14)				4,239,960
481,100		Tyson Foods, Inc., Class A, (14)				5,744,334
59,210		Unilever PLC				1,611,104

		Total Food Products				16,719,072

		Gas Utilities – 0.2%

12,090		E. ON AG				608,573
2,370		Energen Corporation				107,314
5,920		Questar Corporation				242,246
13,640		Spectra Energy Corporation				324,632

		Total Gas Utilities				1,282,765

		Health Care Equipment & Supplies – 0.7%

1,850		Analogic Corporation				92,056
24,080		Baxter International Inc.				1,580,370
2,640		Conmed Corporation, (2)				84,480
27,010		Fresenius SE				1,398,211
1,390		Masimo Corporation, (2)				51,708
109,400		Paramount Bed Company Limited				1,462,842
22,300		Saint Jude Medical Inc., (2)				969,827

		Total Health Care Equipment & Supplies				5,639,494

		Health Care Providers & Services – 0.6%

27,074		Express Scripts, Inc., (2)				1,998,603
73,000		Health Net Inc., (2), (14)				1,722,800
16,710		Omnicare, Inc.				480,747
6,900		PharMerica Corporation, (2)				155,181

		Total Health Care Providers & Services				4,357,331

		Hotels, Restaurants & Leisure – 0.3%

15,600		Burger King Holdings Inc.				383,136
20,070		McDonald’s Corporation				1,238,319
9,430		Pinnacle Entertainment Inc., (2)				71,291
15,600		Starbucks Corporation, (2)				231,972
2,220		WMS Industries Inc., (2)				67,865

		Total Hotels, Restaurants & Leisure				1,992,583

		Household Durables – 0.4%

11,830		Desarrolladora Homex SAB de C.V., Sponsored ADR, (2)				523,123
35,190		Jarden Corporation, (2)				825,206
73,950		Matsushita Electric Industrial Co., Ltd				1,274,862
6,990		MDC Holdings Inc.				255,764

		Total Household Durables				2,878,955

		Household Products – 0.2%

24,890		Colgate-Palmolive Company				1,875,462

		Independent Power Producers & Energy Traders – 0.1%

36,450		NRG Energy Inc., (2)				902,138

		Industrial Conglomerates – 0.5%

16,810		East Asiatic Co LTD				706,345
37,080		General Electric Company				945,540
129,580		Keppel Corporation				716,033
20,300		Mitsubishi Corporation				423,461
3,480		Siemens AG, Sponsored ADR				326,737
4,030		Teleflex Inc.				255,865
15,300		Walter Industries Inc.				725,985

		Total Industrial Conglomerates				4,099,966

		Insurance – 1.1%

10,970		Ace Limited				593,806
22,735		AFLAC Incorporated				1,335,681
8,400		Amtrust Financial Services, Inc.				114,156
7,260		Arch Capital Group Limited, (2)				530,198
3,260		Aspen Insurance Holdings Limited				89,650
24,730		Assurant Inc.				1,360,150
9,380		AXA				307,048
10,980		Axis Capital Holdings Limited				348,176
960		Fairfax Financial Holdings Limited				315,360
10,050		HCC Insurance Holdings Inc.				271,350
254,000		Mapfre S.A.				1,110,336
15,700		Prudential Corporation PLC				143,152
3,850		Sun Life Financial Inc.				136,175
11,130		Travelers Companies, Inc.				503,076
21,510		WR Berkley Corporation				506,561
1,060		Zurich Financial Services AG				293,536

		Total Insurance				7,958,411

		Internet Software & Services – 0.3%

60,000		eBay Inc., (2), (14)				1,342,800
15,920		Sohu.com Inc., (2)				887,540
9,510		Switch & Data Facilities Company, Inc., (2)				118,400
2,780		Vocus, Inc., (2)				94,409

		Total Internet Software & Services				2,443,149

		IT Services – 0.2%

28,430		Accenture Limited				1,080,340
10,240		CGI Group Inc., (2)				90,522
11,400		TNS Inc., (2)				220,818

		Total IT Services				1,391,680

		Leisure Equipment & Products – 0.1%

13,580		Hasbro, Inc.				471,498
8,990		Marvel Entertainment Inc., (2)				306,919

		Total Leisure Equipment & Products				778,417

		Life Sciences Tools & Services – 0.1%

570		Bio-Rad Laboratories Inc., (2)				56,498
2,180		Dionex Corporation, (2)				138,539
17,080		Illumina Inc., (2)				692,252

		Total Life Sciences Tools & Services				887,289

		Machinery – 0.6%

44,350		ABB Limited				860,390
18,440		AGCO Corporation, (2)				785,728
4,130		Badger Meter Inc.				193,904
5,380		Cummins Inc.				235,214
4,570		Eaton Corporation				256,743
9,260		Flowserve Corporation				822,010
5,488		Harsco Corporation				204,099
9,850		MAN AG				663,165
4,520		Parker Hannifin Corporation				239,560
5,550		Robbins & Myers, Inc.				171,662

		Total Machinery				4,432,475

		Marine – 0.2%

153,230		Kawasaki Kisen Kaisha Limited				947,982
67,630		Nippon Yusen Kabushki Kaisha				440,853
40,000		Stolt-Nielsen S.A.				474,673

		Total Marine				1,863,508

		Media – 0.7%

36,770		Cablevision Systems Corporation				925,133
4,460		Central European Media Enterprises Limited, (2)				291,684
46,830		DIRECTV Group, Inc., (2)				1,225,541
21,870		Regal Entertainment Group, Class A				345,109
58,700		Scholastic Corporation, (14)				1,507,416
13,720		Shaw Communication Inc.				277,687
6,000		Thomson Corporation, (2)				163,620
21,110		Walt Disney Company				647,866

		Total Media				5,384,056

		Metals & Mining – 4.5%

196,000		AngloGold Ashanti Limited, Sponsored ADR, (14)				4,527,600
204,700		Apex Silver Mines Limited, (2)				352,084
198,000		Barrick Gold Corporation, (14)				7,274,520
9,890		BHP Billiton PLC				224,050
7,760		BHP Billiton PLC				356,262
50,840		BHP Billiton PLC				1,315,262
4,160		Cleveland-Cliffs Inc.				220,230
2,770		Compass Minerals International, Inc.				145,120
74,040		Cookson Group				623,370
235,600		Crystallex International Corporation, (2)				190,836
19,950		Freeport-McMoRan Copper & Gold, Inc.				1,134,158
202,500		Gold Fields Limited Sponsored ADR, (14)				1,941,975
126,000		Ivanhoe Mines Ltd., (2), (14)				763,560
1,824,600		Lihir Gold Limited, (2)				3,706,635
425,000		Minara Resources Limited				553,825
366,510		Mitsubishi Materials				1,151,212
182,300		Newmont Mining Corporation, (14)				7,065,948
188,200		NovaGold Resources Inc., (2)				1,225,182
2,720		Rio Tinto PLC, Sponsored ADR				678,640
1,670		United States Steel Corporation				129,609
19,700		Xstrata PLC				613,943

		Total Metals & Mining				34,194,021

		Multiline Retail – 0.5%

28,500		Big Lots, Inc., (2)				793,155
7,250		Dollar Tree Stores Inc., (2)				263,610
33,410		Family Dollar Stores, Inc.				791,817
67,730		Next PLC				1,248,822
13,580		Target Corporation				666,099

		Total Multiline Retail				3,763,503

		Oil, Gas & Consumable Fuels – 4.1%

1,600		Alpha Natural Resources Inc., (2)				82,288
32,900		Arch Coal Inc., (14)				1,082,081
41,380		BG Group PLC				750,470
117,710		BP Amoco PLC, Sponsored ADR, (14)				5,905,511
84,000		Cameco Corporation, (14)				1,874,040
21,590		Chesapeake Energy Corporation				774,217
34,620		Chevron Corporation, (14)				2,855,458
2,338		Comstock Resources Inc., (2)				117,017
26,920		Continental Resources Inc., (2)				1,056,072
2,610		Devon Energy Corporation				238,032
25,170		Eni S.p.A., Sponsored ADR				1,332,752
13,670		Hess Corporation				1,122,034
4,140		McMoran Exploration Corporation, (2)				97,870
8,530		Murphy Oil Corporation				547,114
60,100		Nexen Inc., (14)				1,396,123
17,750		Occidental Petroleum Corporation				1,250,488
22,380		Petrohawk Energy Corporation, (2)				484,079
15,020		Petroleo Brasileiras S.A.				660,129
30,520		Repsol YPF S.A.				905,223
81,600		Royal Dutch Shell PLC, Class B, Sponsored ADR, (14)				4,658,544
8,920		SandRidge Energy Inc., (2)				174,832
61,410		Singapore Petroleum				199,558
39,999		StatoilHydro ASA, Sponsored ADR				951,976
16,600		Total S.A., Sponsored ADR				1,007,288
6,640		Total S.A.				403,379
990		Whiting Petroleum Corporation, (2)				70,547
16,140		Woodside Petroleum Limited				651,263

		Total Oil, Gas & Consumable Fuels				30,648,385

		Paper & Forest Products – 0.2%

216,400		AbitibiBowater Inc., (2), (14)				837,468
4,940		Buckeye Technologies Inc., (2)				40,459
5,810		Potlatch Corporation				269,526
60,330		Sonae Industria-SPGS S.A.				190,254

		Total Paper & Forest Products				1,337,707

		Personal Products – 0.0%

5,110		Herbalife, Limited				201,947

		Pharmaceuticals – 1.9%

14,880		Astellas Pharma Inc.				625,246
73,400		AstraZeneca Group, Sponsored ADR, (14)				3,220,792
30,290		Bristol-Myers Squibb Company				631,547
7,030		Daiichi Sankyo Company Limited				181,138
17,060		Eli Lilly and Company				751,152
5,590		GlaxoSmithKline PLC, Sponsored ADR				242,941
17,490		H. Lundbeck A/S				332,524
13,590		Johnson & Johnson				941,515
12,260		Merck & Co. Inc.				386,926
25,670		Novartis AG, (2)				1,351,513
2,450		Novo Nordisk A/S				127,014
182,000		Patheon Inc., (2)				598,544
11,780		Perrigo Company				453,059
40,210		Pfizer Inc.				741,472
57,080		Sanofi-Aventis, Sponsored ADR				1,876,220
30,170		Shionogi & Company Limited				611,075
37,140		Warner Chilcott Limited, (2)				561,557
13,580		Wyeth				501,645

		Total Pharmaceuticals				14,135,880

		Real Estate – 0.5%

2,020		American Public Education Inc., (2)				97,526
1,880		Essex Property Trust Inc.				222,460
9,860		Kimco Realty Corporation				364,228
6,380		Lexington Corporate Properties Trust				109,864
22,580		Plum Creek Timber Company				1,125,839
15,950		Rayonier Inc.				755,233
8,221		Tanger Factory Outlet Centers				359,998
8,923		Taubman Centers Inc.				446,150

		Total Real Estate				3,481,298

		Road & Rail – 0.5%

20,070		CSX Corporation				1,095,220
13,450		Kansas City Southern Industries, (2)				596,642
6,180		Landstar System				272,291
4,930		Norfolk Southern Corporation				326,415
189,680		Stagocoach Group PLC				862,000
8,880		Union Pacific Corporation				631,901

		Total Road & Rail				3,784,469

		Semiconductors & Equipment – 0.4%

44,200		Broadcom Corporation, Class A, (2)				823,446
21,460		Intel Corporation				401,946
60,560		Marvell Technology Group Ltd., (2)				563,208
8,690		Monolithic Power Systems, Inc., (2)				150,945
12,760		ON Semiconductor Corporation, (2)				86,258
7,370		Semtech Corporation, (2)				102,885
71,658		Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR				671,435

		Total Semiconductors & Equipment				2,800,123

		Software – 1.2%

33,450		Adobe Systems Incorporated, (2)				1,320,272
5,390		Ansys Inc., (2)				204,119
36,260		Autodesk, Inc., (2)				1,216,523
4,720		Blackboard, Inc., (2)				190,169
29,770		CA Inc.				594,209
12,970		CommVault Systems, Inc., (2)				156,289
8,070		Electronic Arts Inc. (EA), (2)				298,509
46,000		Microsoft Corporation, (14)				1,227,740
3,380		Nintendo Co., Ltd., (2)				1,433,707
24,310		Salesforce.com, Inc., (2)				1,176,604
2,660		SPSS Inc., (2)				78,098
48,500		Symantec Corporation, (2)				949,630
10,680		Wind River Systems Inc., (2)				106,800

		Total Software				8,952,669

		Specialty Retail – 0.3%

5,165		Aeropostale, Inc., (2)				165,848
2,160		Hennes & Mauritz AB				88,443
28,060		Lowe’s Companies, Inc.				664,741
7,930		NetFlix.com Inc., (2)				244,878
20,170		RadioShack Corporation				348,538
14,490		TJX Companies, Inc.				442,235

		Total Specialty Retail				1,954,683

		Textiles, Apparel & Luxury Goods – 0.2%

1,680		Deckers Outdoor Corporation, (2)				174,854
22,828		Guess Inc.				794,186
51,570		Liz Claiborne, Inc.				847,295

		Total Textiles, Apparel & Luxury Goods				1,816,335

		Thrifts & Mortgage Finance – 0.3%

136,450		Hudson City Bancorp, Inc.				2,517,503

		Tobacco – 0.4%

8,220		British American Tobacco PLC				509,640
48,590		Philip Morris International				2,337,179
5,650		UST Inc.				375,951

		Total Tobacco				3,222,770

		Transportation Infrastructure – 0.1%

269,000		Macquarie Airports				591,394

		Wireless Telecommunication Services – 0.5%

7,890		Millicom International Cellular S.A., (2)				544,817
14,050		Millicom International Cellular S.A., (2)				964,814
1,330		NTT Mobile Communications, DD1				2,128,912

		Total Wireless Telecommunication Services				3,638,543

		Total Common Stocks (cost $413,800,349)				338,204,931

Shares		Description (1)	Coupon		Ratings (3)	Value

		Convertible Preferred Securities – 1.8% (1.1% of Total Investments)

		Capital Markets – 0.1%

11,300		AMG Capital Trust II, Convertible Bond	5.150%		BB	$342,530

		Commercial Banks – 0.2%

10,250		Fifth Third Bancorp, Convertible Bond	8.500%		A-	1,065,898
14,750		Sovereign Capital Trust IV, Convertible Security	4.375%		Baa2	313,438

		Total Commercial Banks				1,379,336

		Communications Equipment – 0.5%

9,600		Lucent Technologies Capital Trust I	7.750%		B2	3,744,000

		Diversified Financial Services – 0.5%

2,950		Bank of America Corporation	7.250%		A1	2,472,100
39,650		Citigroup Inc., Series T	6.500%		A	1,625,650

		Total Diversified Financial Services				4,097,750

		Electric Utilities – 0.1%

12,300		Centerpoint Energy Inc.	2.000%		BBB-	404,793
4,000		CMS Energy Corporation, Convertible Bonds	4.500%		Ba2	261,500

		Total Electric Utilities				666,293

		Food Products – 0.1%

4,200		Bunge Limited, Convertible Bonds	4.875%		BB	363,300

		Household Durables – 0.0%

7,600		Newell Financial Trust I	5.250%		N/R	294,975

		Independent Power Producers & Energy Traders – 0.0%

200		NRG Energy Inc., Convertible Bond	4.000%		B2	235,500

		Metals & Mining – 0.1%

800		Freeport McMoran Copper & Gold, Inc.	5.500%		BB	1,061,200

		Oil, Gas & Consumable Fuels – 0.1%

400		El Paso Corporation	4.990%		B	413,600

		Real Estate – 0.1%

9,250		Simon Property Group, Inc., Series I	6.000%		N/R	727,790

		Total Convertible Preferred Securities (cost $21,303,614)				13,326,274

Shares		Description (1)	Coupon		Ratings (3)	Value

		$25 Par (or similar) Preferred Securities – 46.8% (28.2% of Total Investments)

		Capital Markets – 4.9%

224,904		BNY Capital Trust V, Series F	5.950%		A	$4,088,755
945,217		Deutsche Bank Capital Funding Trust II	6.550%		A	13,705,647
89,895		Deutsche Bank Contingent Capital Trust III	7.600%		A	1,626,201
1,600		First Union Institutional Capital II (CORTS)	8.200%		A2	17,584
400		Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%		A1	6,028
19,300		Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		A1	265,761
7,500		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A1	104,250
28,490		JP Morgan Chase & Company	8.625%		A	711,965
63,561		Merrill Lynch Preferred Capital Trust III	7.000%		A3	921,635
115,400		Merrill Lynch Preferred Capital Trust IV	7.120%		A3	1,672,146
341,000		Merrill Lynch Preferred Capital Trust V	7.280%		A3	5,012,700
252,534		Morgan Stanley Capital Trust III	6.250%		A2	2,899,090
324,444		Morgan Stanley Capital Trust IV	6.250%		A2	3,662,973
185,029		Morgan Stanley Capital Trust VII	6.600%		A2	2,192,594

		Total Capital Markets				36,887,329

		Commercial Banks – 9.3%

43,070		ABN AMRO Capital Fund Trust V	5.900%		A	385,907
59,500		Allianz SE	8.375%		A+	1,198,925
74,400		ASBC Capital I	7.625%		A3	1,338,456
162,700		BAC Capital Trust III	7.000%		Aa3	3,099,435
6,600		BAC Capital Trust IV	5.875%		Aa3	112,332
4,100		BAC Capital Trust V	6.000%		A	73,800
334,253		Banco Santander Finance	6.800%		Aa3	5,682,301
323,506		Banco Santander Finance	6.500%		A+	5,347,554
231,600		Banesto Holdings, Series A, 144A	10.500%		A1	5,992,650
33,514		Bank One Capital Trust VI	7.200%		Aa3	678,659
45,649		BB&T Capital Trust V	8.950%		A1	1,118,401
86,212		Citizens Funding Trust I	7.500%		Baa1	646,590
107,000		Cobank Agricultural Credit Bank	7.000%		N/R	5,100,262
31,000		Cobank Agricultural Credit Bank	11.000%		A	1,561,603
293,600		Credit Suisse	7.900%		A	5,989,440
159,732		Fifth Third Capital Trust VI	7.250%		A-	1,461,548
277,100		Fleet Capital Trust VIII	7.200%		Aa3	4,960,090
699,533		HSBC Finance Corporation	6.875%		AA-	14,011,646
55,036		KeyCorp Capital Trust IX	6.750%		A3	456,799
427,625		National City Capital Trust II	6.625%		Baa1	2,522,988
46,750		PNC Capital Trust	6.125%		A2	862,538
18,129		Royal Bank of Scotland Group PLC, Series L	5.750%		A1	154,097
84,395		Royal Bank of Scotland Group PLC, Series N	6.350%		A1	814,412
1,300		Royal Bank of Scotland Group PLC, Series P	6.250%		A1	11,063
7,300		Royal Bank of Scotland Group PLC	6.600%		Aa3	63,145
48,600		SunTrust Capital Trust IX	7.875%		A-	854,388
149,727		USB Capital Trust XI	6.600%		A+	2,964,595
4,784		Wachovia Capital Trust IX	6.375%		A2	53,150
74,402		Wells Fargo Capital Trust VII	5.850%		AA-	1,350,396
71,200		Zions Capital Trust B	8.000%		Baa1	1,406,200

		Total Commercial Banks				70,273,370

		Diversified Financial Services – 3.8%

2,673		American International Group, CORTS	6.125%		A3	10,692
22,230		BAC Capital Trust XII	6.875%		A	426,816
233,854		Citigroup Capital Trust VIII	6.950%		A1	3,914,716
24,700		Citigroup Capital Trust IX	6.000%		A1	342,836
2,800		Citigroup Capital Trust XI	6.000%		A1	38,080
1,903		Citigroup Capital X	6.100%		A1	25,595
39,929		Citigroup Capital XV	6.500%		A1	559,006
11,600		Citigroup Capital XVII	6.350%		A1	157,760
266,900		Citigroup Capital XIX	7.250%		A1	4,604,025
9,200		Citigroup Capital XX	7.875%		A1	167,900
111,800		Citigroup Inc., Series M	8.125%		A	1,844,700
533,018		ING Groep N.V.	7.200%		A1	7,328,998
731,175		ING Groep N.V.	7.050%		A	9,622,263
5,900		ING Groep N.V.	6.125%		A	70,800

		Total Diversified Financial Services				29,114,187

		Diversified Telecommunication Services – 0.6%

44,074		AT&T Inc.	6.375%		A	1,022,517
95,968		BellSouth Capital Funding (CORTS)	7.120%		A	2,261,246
18,300		BellSouth Corporation (CORTS)	7.000%		A	407,175
17,500		Verizon Communications (CORTS)	7.625%		A	385,000
7,700		Verizon Communications, Series 2004-1 (SATURNS)	6.125%		A	134,288

		Total Diversified Telecommunication Services				4,210,226

		Electric Utilities – 1.3%

19,200		DTE Energy Trust I	7.800%		Baa3	439,680
40,670		Entergy Louisiana LLC	7.600%		A-	924,836
126,850		FPL Group Capital Inc.	6.600%		BBB+	2,656,239
8,200		National Rural Utilities Cooperative Finance Corporation	6.100%		A3	140,302
8,100		National Rural Utilities Cooperative Finance Corporation	5.950%		A3	149,121
234,561		Xcel Energy Inc.	7.600%		BBB-	5,488,727

		Total Electric Utilities				9,798,905

		Food Products – 0.2%

27,100		Dairy Farmers of America Inc., 144A	7.875%		BBB-	1,443,075

		Insurance – 9.4%

982,600		Aegon N.V.	6.375%		A-	8,381,578
5,700		Aegon N.V.	7.250%		A-	57,741
25,700		Arch Capital Group Limited, Series B	7.875%		BBB-	474,165
408,100		Arch Capital Group Limited	8.000%		BBB-	8,284,430
1,221,900		Delphi Financial Group, Inc.	8.000%		BBB+	19,513,743
3,000,000		Everest Reinsurance Holdings, Inc.	6.600%		Baa1	1,755,843
323,757		EverestRe Capital Trust II	6.200%		Baa1	4,613,537
82,200		Financial Security Assurance Holdings	6.250%		AA-	429,084
2,200		Lincoln National Capital VI, Series F	6.750%		A-	34,980
1,800		Markel Corporation	7.500%		BBB	37,440
804,986		PartnerRe Limited, Series C	6.750%		BBB+	13,081,023
82,200		PLC Capital Trust III	7.500%		BBB+	1,076,820
32,200		PLC Capital Trust IV	7.250%		BBB+	437,920
43,844		Protective Life Corporation	7.250%		BBB	609,432
236,600		Prudential Financial Inc.	9.000%		A-	5,358,990
37,400		Prudential PLC	6.750%		A-	394,570
377,051		RenaissanceRe Holdings Limited, Series B	7.300%		BBB	5,750,028
13,800		RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	171,810
75,000		RenaissanceRe Holdings Ltd	6.600%		N/R	1,089,000

		Total Insurance				71,552,134

		Media – 3.8%

12,100		CBS Corporation	7.250%		BBB	204,490
409,689		CBS Corporation	6.750%		BBB	6,550,927
586,200		Comcast Corporation	7.000%		BBB+	11,249,178
584,600		Viacom Inc.	6.850%		BBB	10,464,340

		Total Media				28,468,935

		Oil, Gas & Consumable Fuels – 1.3%

475,400		Nexen Inc.	7.350%		Baa3	9,650,620

		Real Estate – 11.2%

15,266		BRE Properties, Series C	6.750%		BBB-	275,857
658,185		Developers Diversified Realty Corporation, Series G	8.000%		BBB-	10,800,816
75,300		Developers Diversified Realty Corporation, Series H	7.375%		BBB-	1,058,718
16,500		Duke Realty Corporation, Series K	6.500%		BBB	231,000
12,300		Duke Realty Corporation, Series L	6.600%		BBB	189,912
101,242		Duke Realty Corporation, Series O	8.375%		BBB-	1,871,965
188,978		Equity Residential Properties Trust, Series N	6.480%		BBB	3,575,464
6,300		First Industrial Realty Trust, Inc., Series J	7.250%		Baa3	105,210
102,065		First Industrial Realty Trust, Inc., Series J	7.250%		BBB-	1,684,073
135,567		HRPT Properties Trust, Series B	8.750%		BBB-	2,318,196
653,700		HRPT Properties Trust, Series C	7.125%		BBB-	10,622,625
450,487		Kimco Realty Corporation, Series F	6.650%		BBB+	8,559,253
149,228		Kimco Realty Corporation, Series G	7.750%		BBB+	3,045,743
32,982		Prologis Trust, Series C	8.540%		BBB	1,751,140
12,500		Prologis Trust, Series G	6.750%		BBB-	213,750
48,200		PS Business Parks, Inc., Series I	6.875%		BBB-	751,920
2,000		PS Business Parks, Inc., Series K	7.950%		Baa3	42,200
26,400		PS Business Parks, Inc., Series O	7.375%		Baa3	443,256
19,900		PS Business Parks, Inc.	7.000%		BB+	345,862
99,295		Public Storage, Inc., Series C	6.600%		BBB	1,672,128
51,900		Public Storage, Inc., Series E	6.750%		BBB+	879,705
16,700		Public Storage, Inc., Series F	6.450%		BBB	266,198
9,359		Public Storage, Inc., Series H	6.950%		BBB+	164,625
32,300		Public Storage, Inc., Series V	7.500%		BBB	629,204
220,810		Public Storage, Inc.	6.750%		Baa1	3,815,597
320,700		Realty Income Corporation	6.750%		Baa2	6,013,125
119,284		Regency Centers Corporation	7.450%		BBB	2,210,333
1,070,545		Wachovia Preferred Funding Corporation	7.250%		A2	9,945,363
9,929		Weingarten Realty Investors Series F	6.500%		Baa2	178,722
599,330		Weingarten Realty Trust, Preferred Securities	6.750%		A-	11,297,371

		Total Real Estate				84,959,331

		Thrifts & Mortgage Finance – 0.9%

98,000		Countrywide Capital III	8.050%		Aa3	1,167,180
609,840		Countrywide Capital Trust IV	6.750%		Aa3	5,427,576
39,637		Countrywide Capital Trust V	7.000%		A+	315,114

		Total Thrifts & Mortgage Finance				6,909,870

		Wireless Telecommunication Services – 0.1%

33,700		United States Cellular Corporation	8.750%		Baa2	603,222

		Total $25 Par (or similar) Preferred Securities (cost $564,915,917)				353,871,204

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

		Variable Rate Senior Loan Interests – 17.9% (10.8% of Total Investments) (5)

		Aerospace & Defense – 0.1%

$574		DAE Aviation Holdings, Inc., Term Loan B-1	7.151%	7/31/14	BB-	$534,256
568		DAE Aviation Holdings, Inc., Term Loan B-2	6.550%	7/31/14	BB-	528,000

1,142		Total Aerospace & Defense				1,062,256

		Airlines – 0.3%

1,669		ACTS Aero Technical Support & Services Inc., Term Loan	6.041%	10/16/14	B-	1,034,840
985		American Airlines, Inc., Term Loan	5.242%	12/17/10	BB-	872,000
988		Delta Air Lines, Inc., Term Loan	6.954%	4/30/14	B	699,150

3,642		Total Airlines				2,605,990

		Building Products – 0.6%

2,562		Building Materials Corporation of America, Term Loan	5.563%	2/22/14	B+	2,024,168
976		Stile Acquisition Corporation, Canadian Term Loan	6.500%	4/05/13	B	764,363
986		Stile Acquisition Corporation, Term Loan B	6.000%	4/05/13	B	771,795
980		TFS Acquisition, Term Loan	7.262%	8/11/13	B+	921,200

5,504		Total Building Products				4,481,526

		Chemicals – 0.4%

990		Celanese US Holdings LLC, Term Loan	4.283%	4/02/14	BB+	899,887
1,980		Hercules Offshore, Inc., Term Loan	4.550%	7/11/13	BB	1,890,900

2,970		Total Chemicals				2,790,787

		Commercial Services & Supplies – 0.3%

159		Aramark Corporation, Letter of Credit	4.801%	1/24/14	BB	138,628
2,509		Aramark Corporation, Term Loan	5.637%	1/24/14	BB	2,182,091

2,668		Total Commercial Services & Supplies				2,320,719

		Communications Equipment – 0.2%

1,194		CommScope Inc., Term Loan B	6.189%	12/26/14	BB-	1,116,376

		Diversified Consumer Services – 0.4%

1,293		Laureate Education, Inc., Term Loan B	6.438%	8/17/14	B1	1,134,947
194		Laureate Education, Inc., Delayed Term Loan	6.438%	8/17/14	B1	169,839
1,980		Thomson Learning Center, Term Loan	6.200%	7/05/14	B+	1,628,550

3,467		Total Diversified Consumer Services				2,933,336

		Diversified Telecommunication Services – 0.2%

498		Intelsat, Tranche B2-A	5.288%	1/03/14	BB-	454,400
498		Intelsat, Tranche B2-B	5.288%	1/03/14	BB-	454,263
498		Intelsat, Tranche B2-C	5.288%	1/03/14	BB-	454,263

1,494		Total Diversified Telecommunication Services				1,362,926

		Electric Utilities – 0.9%

4,264		Calpine Corporation, DIP Term Loan	6.645%	3/31/14	B+	3,642,041
2,970		TXU Corporation, Term Loan B-2	6.280%	10/10/14	Ba3	2,516,545
990		TXU Corporation, Term Loan B-2	6.228%	10/10/14	Ba3	840,263

8,224		Total Electric Utilities				6,998,849

		Electrical Equipment – 0.0%

244		Allison Transmission Holdings, Inc., Term Loan	5.377%	8/07/14	BB-	202,846

		Energy Equipment & Services – 0.2%

1,907		PGS Finance, Inc., Term Loan	5.510%	6/29/15	Ba2	1,835,167

		Health Care Equipment & Supplies – 0.5%

48		Bausch & Lomb, Delayed Term Loan, (6)	4.707%	4/24/15	BB-	42,467
318		Bausch & Lomb, Term Loan	7.012%	4/24/15	BB-	295,633
3,960		Biomet, Inc., Term Loan	6.762%	3/24/15	BB-	3,658,050

4,326		Total Health Care Equipment & Supplies				3,996,150

		Health Care Providers & Services – 2.9%

336		Community Health Systems, Inc., Delayed Draw, Term Loan, (6), (7)	1.000%	7/25/14	BB	(40,306)
6,565		Community Health Systems, Inc., Term Loan	5.277%	7/25/14	BB	5,777,480
494		Concentra, Inc., Term Loan	6.020%	6/25/14	B+	399,938
1,162		HCA, Inc., Term Loan A	5.762%	11/18/12	BB	1,021,637
5,900		HCA, Inc., Term Loan	6.012%	11/18/13	BB	5,188,257
2,078		Health Management Associates, Inc., Term Loan	5.512%	2/28/14	BB-	1,761,045
352		IASIS Healthcare LLC, Delayed Term Loan	5.704%	3/14/14	Ba2	315,988
127		IASIS Healthcare LLC, Letter of Credit	3.604%	3/14/14	Ba2	114,255
1,499		IASIS Healthcare LLC, Term Loan	5.704%	3/14/14	Ba2	1,346,543
747		LifePoint Hospitals, Inc., Term Loan B	4.435%	4/18/12	Ba1	683,140
986		Select Medical Corporation, Term Loan B-2	5.723%	2/24/12	Ba2	870,756
1,835		Select Medical Corporation, Term Loan	4.871%	2/24/12	Ba2	1,621,111
246		Sun Healthcare Group, Inc., Delayed Term Loan	5.422%	4/12/14	Ba2	224,161
404		Sun Healthcare Group, Inc., Synthetic Letter of Credit	5.604%	4/19/14	Ba2	367,805
1,799		Sun Healthcare Group, Inc., Term Loan	4.804%	4/19/14	Ba2	1,636,654
985		Vanguard Health Holding Company II LLC, Replacement Term Loan	5.988%	9/23/11	Ba3	897,051

25,515		Total Health Care Providers & Services				22,185,515

		Hotels, Restaurants & Leisure – 1.1%

978		Cedar Fair LP, Term Loan	5.704%	8/30/12	BB	852,054
1,194		Harrah’s Operating Company, Inc., Term Loan B2	5.805%	1/28/15	BB	966,543
141		Isle of Capri Casinos, Inc., Delayed Term Loan A	5.512%	11/25/13	BB	113,965
187		Isle of Capri Casinos, Inc., Delayed Term Loan B	5.512%	11/25/13	BB	151,187
467		Isle of Capri Casinos, Inc., Delayed Term Loan	5.512%	11/25/13	BB	377,968
134		Travelport LLC, Letter of Credit	6.012%	8/23/13	BB-	108,093
669		Travelport LLC, Term Loan	6.012%	8/23/13	BB-	538,714
1,197		Venetian Casino Resort LLC, Delayed Term Loan	5.520%	5/23/14	BB-	911,216
4,740		Venetian Casino Resort LLC, Term Loan	5.520%	5/23/14	BB-	3,608,325
899		Wintergames Holdings, Term Loan	6.960%	10/23/08	N/R	854,433

10,606		Total Hotels, Restaurants & Leisure				8,482,498

		Independent Power Producers & Energy Traders – 0.4%

1,084		NRG Energy Inc., Credit-Linked Deposit	2.701%	2/01/13	Ba1	957,407
2,205		NRG Energy Inc., Term Loan	5.262%	2/01/13	Ba1	1,948,766

3,289		Total Independent Power Producers & Energy Traders				2,906,173

		Insurance – 0.2%

1,978		Conseco, Inc., Term Loan	5.709%	10/10/13	B+	1,488,567

		Internet Software & Services – 0.1%

1,000		Sabre, Inc., Term Loan	5.165%	9/30/14	B+	680,000

		IT Services – 0.3%

1,980		First Data Corporation, Term Loan B-1	5.963%	9/24/14	BB-	1,697,025
409		Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	7.520%	7/28/12	B+	317,750
785		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.520%	7/30/12	B+	578,627

3,174		Total IT Services				2,593,402

		Leisure Equipment & Products – 0.4%

389		Herbst Gaming, Inc., Delayed Term Loan	10.500%	12/02/11	CCC-	243,371
448		Herbst Gaming, Inc., Term Loan	10.500%	12/02/11	CCC-	280,102
4,000		Wimar OpCo LLC, Term Loan, (8)	8.250%	1/03/12	N/R	2,726,000

4,837		Total Leisure Equipment & Products				3,249,473

		Machinery – 0.5%

2,993		LyondellBasell Finance Company, Term Loan B2	7.000%	12/22/14	Ba2	2,182,863
1,780		Oshkosh Truck Corporation, Term Loan	4.322%	12/06/13	BB+	1,542,878

4,773		Total Machinery				3,725,741

		Media – 3.3%

4,148		Cequel Communications LLC, Term Loan B	4.792%	11/05/13	BB-	3,619,482
4,044		Charter Communications Operating Holdings LLC, Term Loan	4.800%	3/06/14	B+	3,230,494
1,500		Citadel Broadcasting Corporation, Term Loan	5.335%	6/12/14	BB-	1,113,750
2,354		Discovery Communications LLC, Term Loan	5.762%	5/14/14	BB+	2,199,557
1,167		Gray Television, Inc., Term Loan B	4.290%	12/31/14	B	910,348
973		Idearc, Inc., Term Loan	5.767%	11/17/14	BB	574,822
2,945		Neilsen Finance LLC, Term Loan	4.803%	8/09/13	Ba3	2,556,214
942		Philadelphia Newspapers, Term Loan	9.500%	6/29/13	B2	452,013
985		Readers Digest Association, Inc., Term Loan	4.706%	3/02/14	B1	709,200
5,925		Tribune Company, Term Loan B	5.786%	6/04/14	B	3,155,063
890		Tribune Company, Term Loan X	5.541%	6/04/09	B	823,162
7,000		Univision Communications, Inc., Term Loan	5.121%	9/29/14	B1	4,539,500
273		Valassis Communications, Inc., Delayed Term Loan	5.520%	3/02/14	BB	240,081
823		Valassis Communications, Inc., Tranche B, Term Loan	5.520%	3/02/14	BB	724,054

33,969		Total Media				24,847,740

		Metals & Mining – 0.1%

796		John Maneely Company, Term Loan	6.043%	12/08/13	B+	764,721

		Oil, Gas & Consumable Fuels – 0.5%

1,990		CCS Income Trust, Term Loan	6.704%	11/14/14	BB-	1,711,378
2,388		Western Refining, Inc., Term Loan	7.750%	5/30/14	BB-	2,044,050

4,378		Total Oil, Gas & Consumable Fuels				3,755,428

		Paper & Forest Products – 0.3%

2,839		Georgia-Pacific Corporation, Term Loan B	4.694%	12/21/12	BB+	2,515,420

		Pharmaceuticals – 0.3%

2,000		Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/21/15	Baa3	1,880,000

		Real Estate Management & Development – 0.4%

880		LNR Property Corporation, Term Loan B	6.040%	7/12/11	BB	577,867
2,963		Realogy Corporation, Delayed Term Loan	5.784%	10/10/13	B+	2,212,673

3,843		Total Real Estate Management & Development				2,790,540

		Road & Rail – 0.5%

5,419		Swift Transportation Company, Inc., Term Loan	6.063%	5/10/14	B+	3,535,640

		Software – 0.3%

2,527		Dealer Computer Services, Inc., Term Loan	5.704%	10/26/12	BB	2,245,505

		Specialty Retail – 1.6%

3,124		Blockbuster, Inc., Tranche B, Term Loan	6.684%	8/20/11	B1	2,772,633
4,442		Burlington Coat Factory Warehouse Corporation, Term Loan	5.060%	5/28/13	B2	3,100,353
3,433		Michaels Stores, Inc., Term Loan	4.863%	10/31/13	B	2,538,094
1,500		TRU 2005 RE Holding Co I LLC, Term Loan	5.486%	12/08/08	B3	1,317,000
2,400		Toys R Us – Delaware, Inc., Term Loan B	7.059%	7/19/12	BB-	2,121,600

14,899		Total Specialty Retail				11,849,680

		Wireless Telecommunication Services – 0.6%

4,000		Asurion Corporation, Term Loan	5.735%	7/03/14	B1	3,502,500
987		Cricket Communications, Inc., Term Loan	7.262%	6/17/13	Ba2	945,410

4,987		Total Wireless Telecommunication Services				4,447,910

$167,732		Total Variable Rate Senior Loan Interests (cost $163,437,009)				135,650,881

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Convertible Bonds – 10.2% (6.2% of Total Investments)

		Aerospace & Defense – 0.2%

$250		Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	$275,938
250		Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	305,625
300		DRS Technologies, Inc., Convertible Bonds, 144A	2.000%	2/01/26	BB-	401,250
600		L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	657,750

1,400		Total Aerospace & Defense				1,640,563

		Airlines – 0.2%

2,375		JetBlue Airways Corporation	3.750%	3/15/35	CCC	1,757,500

		Auto Components – 0.1%

425		Magna International Inc., Class A	6.500%	3/31/10	N/R	401,299

		Beverages – 0.0%

300		Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB	325,875

		Biotechnology – 0.3%

1,300		Amgen Inc, 144A	0.125%	2/01/11	A+	1,197,625
1,100		Amgen Inc.	0.375%	2/01/13	A+	995,500
350		Invitrogen Corporation	2.000%	8/01/23	BB+	411,688

2,750		Total Biotechnology				2,604,813

		Capital Markets – 0.1%

250		BlackRock Inc.	2.625%	2/15/35	AA-	483,438

		Commercial Banks – 0.1%

550		National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A-	258,500
550		U.S. Bancorp, Convertible Bonds, Floating Rate	1.356%	12/11/35	AA	565,950

1,100		Total Commercial Banks				824,450

		Commercial Services & Supplies – 0.4%

3,532		Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	3,328,910

		Communications Equipment – 0.4%

600		Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	300,000
200		CommScope Inc.	1.000%	3/15/24	B	320,250
1,050		Lucent Technologies Inc., Series B	2.875%	6/15/25	BB-	733,688
750		Lucent Technologies Inc.	2.875%	6/15/23	BB-	660,000
450		Nortel Networks Corp.	1.750%	4/15/12	B-	231,750
250		Nortel Networks Corp.	1.750%	4/15/12	B-	128,750
600		Nortel Networks Corp.	2.125%	4/15/14	B-	290,250

3,900		Total Communications Equipment				2,664,688

		Computers & Peripherals – 0.3%

1,250		EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,245,313
600		EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	585,750
150		EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	146,438
600		Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B+	479,250

2,600		Total Computers & Peripherals				2,456,751

		Construction & Engineering – 0.1%

200		Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	399,250
250		Quanta Services, Inc., Convertible Bonds	4.500%	10/01/23	BB	607,500

450		Total Construction & Engineering				1,006,750

		Containers & Packaging – 0.0%

350		Sealed Air Corporation, 144A	3.000%	6/30/33	BBB-	329,438

		Diversified Financial Services – 0.1%

150		Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	312,188
400		NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BB+	345,000

550		Total Diversified Financial Services				657,188

		Diversified Telecommunication Services – 0.1%

600		Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	512,250

		Electric Utilities – 0.0%

300		Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	288,750

		Electrical Equipment – 0.0%

450		General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	348,750

		Electronic Equipment & Instruments – 0.1%

300		Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	272,250
250		Itron Inc.	2.500%	8/01/26	B-	357,813

550		Total Electronic Equipment & Instruments				630,063

		Energy Equipment & Services – 0.8%

250		Cooper Cameron Corporation	1.500%	5/15/24	BBB+	559,375
1,250		Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	1,128,125
350		Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	315,875
200		Schlumberger Limited	2.125%	6/01/23	A+	392,500
250		SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	219,375
700		Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	663,250
1,800		Transocean Inc.	1.500%	12/15/37	BBB+	1,658,250
1,000		Transocean Inc.	1.500%	12/15/37	BBB+	910,000

5,800		Total Energy Equipment & Services				5,846,750

		Food Products – 0.1%

250		Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	203,438
350		Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	284,813
250		Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	BB-	212,188

850		Total Food Products				700,439

		Health Care Equipment & Supplies – 0.4%

350		Advanced Medical Optics	2.500%	7/15/24	B-	312,813
550		Advanced Medical Optics	3.250%	8/01/26	B-	361,625
350		American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	356,563
150		Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	164,813
1,100		Hologic Inc.	2.000%	12/15/37	B+	816,750
350		Kinetic Concepts Inc., Convertible Bond	3.250%	4/15/15	B+	268,188
375		Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	A-	374,063

3,225		Total Health Care Equipment & Supplies				2,654,815

		Health Care Providers & Services – 0.7%

400		Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	370,000
250		LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B1	211,250
350		Lifepoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	287,875
6,300		Omnicare, Inc.	3.250%	12/15/35	B+	4,158,000
225		Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	A-	224,438

7,525		Total Health Care Providers & Services				5,251,563

		Hotels, Restaurants & Leisure – 0.2%

600		Carnival Corporation	2.000%	4/15/21	A-	618,000
500		International Game Technology	2.600%	12/15/36	BBB	470,000
900		Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	1,263,890

2,000		Total Hotels, Restaurants & Leisure				2,351,890

		Insurance – 0.5%

3,650		Prudential Financial Inc., Convertible Bond	0.417%	12/12/36	A+	3,589,775

		Internet & Catalog Retail – 0.2%

150		Priceline.com, Inc., Convertible Bonds	0.500%	9/30/11	BB-	253,688
150		Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	BB-	253,500

300		Total Internet & Catalog Retail				507,188

		IT Services – 0.1%

600		Electronic Data Systems Corporation, Convertible Bonds	3.875%	7/15/23	A	582,000

		Leisure Equipment & Products – 0.0%

300		Eastman Kodak Company	3.375%	10/15/33	B	281,625

		Life Sciences Tools & Services – 0.1%

250		Apogent Technologies, Inc., Convertible Bonds	1.566%	12/15/33	BBB+	482,750
200		Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	246,500
150		Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	BBB+	349,500

600		Total Life Sciences Tools & Services				1,078,750

		Machinery – 0.2%

100		AGCO Corporation, Series B	1.750%	12/31/33	BB	194,875
600		Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	611,250
500		Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	365,000

1,200		Total Machinery				1,171,125

		Marine – 0.0%

400		Horizon Lines Inc., Convertible Bonds	4.250%	8/15/12	B	303,500

		Media – 1.0%

200		ELF Special Financing Limited, Convertible Bonds, 144A	6.316%	6/15/09	Ba3	211,646
600		ELF Special Financing Limited, Convertible Bonds, 144A	3.169%	6/15/09	Ba3	601,992
1,050		Getty Images, Inc., Convertible Bonds, (9)	0.500%	6/09/23	Ba2	1,050,000
300		Hasbro Inc.	2.750%	12/01/21	BBB	484,500
250		Interpublic Group Companies Inc., Convertible Notes	4.750%	3/15/23	Ba3	245,313
300		Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba3	279,000
1,000		Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	455,000
660		Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	247,208
350		Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	BB+	166,250
800		Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	427,000
1,000		Liberty Media Corporation	0.750%	3/30/23	BB+	916,250
750		Omnicom Group, Inc.	0.000%	7/31/32	Baa1	710,625
550		Omnicom Group, Inc.	0.000%	7/01/38	A-	503,938
850		Omnicom Group, Inc.	0.000%	2/07/31	A-	831,938
250		Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	212,500

8,910		Total Media				7,343,160

		Metals & Mining – 0.4%

2,100		Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	1,535,625
2,000		Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	655,000
650		Newmont Mining Corporation	1.625%	7/15/17	BBB+	663,000

4,750		Total Metals & Mining				2,853,625

		Multiline Retail – 0.0%

250		Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB-	232,813

		Oil, Gas & Consumable Fuels – 0.5%

150		Alpha Natural Resources Inc., Convertible Bond	2.375%	4/15/15	B	161,625
700		Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	754,250
850		Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	817,063
450		Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	311,625
400		Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	279,000
500		Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	453,125
350		Pioneer Natural Resources Company, Convertible Bond	2.875%	1/15/38	BB+	370,563
1,075		USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	615,438

4,475		Total Oil, Gas & Consumable Fuels				3,762,689

		Pharmaceuticals – 0.4%

700		Allergan Inc., Convertible Bond	1.500%	4/01/26	A	728,000
650		Myland Labs, Inc., Convertible Bonds	1.250%	3/15/12	B+	502,938
550		Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	515,625
1,100		Wyeth, Convertible Bond	2.621%	1/15/24	A+	1,075,030

3,000		Total Pharmaceuticals				2,821,593

		Real Estate – 1.0%

1,050		Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	914,813
250		Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	206,250
550		BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	479,875
500		Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	N/R	396,875
500		Duke Realty Corporation, Series D	3.750%	12/01/11	BBB+	434,375
350		Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	402,500
550		Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	424,875
300		Host Marriott LP, Convertible Bonds, 144A	3.250%	4/15/24	Ba1	295,875
1,300		Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB+	996,125
900		Prologis, Convertible Bonds, 144A	1.875%	11/15/37	BBB+	632,250
250		Ventas Inc., Convertible Bond	3.875%	11/15/11	BBB-	285,000
1,600		Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	1,296,000
600		Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	641,250
450		Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	BBB+	397,688

9,150		Total Real Estate				7,803,751

		Semiconductors & Equipment – 0.6%

750		Advanced Micro Devices Inc., Convertible Bond	5.750%	8/15/12	B	431,250
800		Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B	460,000
1,100		Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	966,625
1,450		Micron Technology, Inc.	1.875%	6/01/14	BB-	721,375
400		ON Semiconductor Corporation	2.625%	12/15/26	B+	344,000
2,500		Qimonda Finance LLC, Convertible Bond	6.750%	3/22/13	N/R	1,340,625
300		Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	250,500

7,300		Total Semiconductors & Equipment				4,514,375

		Software – 0.1%

400		Amdocs Limited	0.500%	3/15/24	BBB	391,000
250		Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	BB+	263,125
300		Red Hat Inc., Convertible Bond	0.500%	1/15/24	BB-	292,500

950		Total Software				946,625

		Specialty Retail – 0.2%

400		Best Buy Co., Inc.	2.250%	1/15/22	BBB-	393,000
350		Charming Shoppes Inc., Convertible Bond	1.125%	5/01/14	B-	211,313
500		TJX Companies, Inc.	0.000%	2/13/21	A-	503,750
450		United Auto Group, Inc., Convertible Bonds	3.500%	4/01/26	B	387,000

1,700		Total Specialty Retail				1,495,063

		Textiles, Apparel & Luxury Goods – 0.0%

300		Iconix Brand Group, Inc., Convertible Notes	1.875%	6/30/12	B	225,375

		Wireless Telecommunication Services – 0.2%

250		American Tower Corporation	3.000%	8/15/12	BB+	442,500
750		Nextel Communications, Inc., Convertible Senior Notes	5.250%	1/15/10	Baa3	706,860

1,000		Total Wireless Telecommunication Services				1,149,360

$90,117		Total Convertible Bonds (cost $90,877,132)				77,729,325

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Corporate Bonds – 11.1% (6.7% of Total Investments)

		Aerospace & Defense – 0.1%

$1,000		Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$965,000

		Chemicals – 0.3%

1,000		Momentive Performance Materials	9.750%	12/01/14	B	795,000
1,500		Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	BB-	1,432,500

2,500		Total Chemicals				2,227,500

		Commercial Services & Supplies – 0.1%

800		Ticketmaster	10.750%	8/01/16	BB	756,000

		Containers & Packaging – 0.5%

2,000		Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	2,000,000
2,000		Owens-Illinois Inc.	7.800%	5/15/18	B+	1,950,000

4,000		Total Containers & Packaging				3,950,000

		Electric Utilities – 0.1%

1,000		Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	919,159

		Energy Equipment & Services – 0.2%

1,500		Pride International Inc.	7.375%	7/15/14	BB+	1,440,000

		Food & Staples Retailing – 0.2%

2,000		Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	1,970,000

		Food Products – 0.2%

2,243		Dole Foods Company	8.750%	7/15/13	B-	1,985,055

		Health Care Providers & Services – 0.5%

500		Biomet Inc.	10.000%	10/15/17	B-	512,500
1,700		HCA Inc.	9.125%	11/15/14	BB-	1,657,500
700		HCA Inc.	9.250%	11/15/16	BB-	682,500
1,200		Select Medical Corporation	8.449%	9/15/15	CCC+	984,000

4,100		Total Health Care Providers & Services				3,836,500

		Hotels, Restaurants & Leisure – 1.6%

900		Boyd Gaming Corporation	7.750%	12/15/12	BB	796,500
1,400		Jacobs Entertainment Inc.	9.750%	6/15/14	B	945,000
2,000		Landry’s Restaurants Inc.	9.500%	12/15/14	B3	1,820,000
1,600		Park Place Entertainment	8.125%	5/15/11	B-	952,000
2,000		Pinnacle Entertainment Inc.	8.250%	3/15/12	B+	1,942,500
750		Pinnacle Entertainment Inc.	8.750%	10/01/13	B+	721,875
1,750		Seminole Hard Rock Entertainment, Inc.	5.314%	3/15/14	BB	1,321,250
4,000		Universal City Development Partners	11.750%	4/01/10	B+	3,875,000

14,400		Total Hotels, Restaurants & Leisure				12,374,125

		Household Products – 0.2%

1,650		Central Garden & Pet Company, Senior Subordinate Notes	9.125%	2/01/13	CCC+	1,278,750

		Independent Power Producers & Energy Traders – 0.2%

500		Mirant North America LLC	7.375%	12/31/13	B1	472,500
400		NRG Energy Inc.	7.250%	2/01/14	B1	372,000
400		NRG Energy Inc.	7.375%	2/01/16	B1	361,000

1,300		Total Independent Power Producers & Energy Traders				1,205,500

		IT Services – 1.1%

3,500		First Data Corporation	9.875%	9/24/15	B	2,751,875
1,625		Global Cash Access LLC	8.750%	3/15/12	B	1,438,125
4,750		Sungard Data Systems Inc.	9.125%	8/15/13	B	4,298,750

9,875		Total IT Services				8,488,750

		Machinery – 0.2%

2,000		Greenbrier Companies, Inc.	8.375%	5/15/15	B	1,730,000

		Media – 0.9%

4,000		Allbritton Communications Company, Series B	7.750%	12/15/12	B+	3,440,000
1,000		Cablevision Systems Corporation, Series B	8.125%	8/15/09	BB	992,500
1,975		Medianews Group Inc.	6.375%	4/01/14	Caa2	602,375
4,000		R.H. Donnelley Corporation	8.875%	10/15/17	B-	1,380,000
2,000		Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	CC	300,000

12,975		Total Media				6,714,875

		Metals & Mining – 0.5%

3,700		MagIndustries Corporation,	11.000%	12/14/12	N/R	3,456,274

		Multi-Utilities – 0.2%

1,600		Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	1,400,000

		Oil, Gas & Consumable Fuels – 0.6%

2,400		Baytex Energy Ltd	9.625%	7/15/10	B+	2,364,000
400		Chaparral Energy Inc.	8.500%	12/01/15	B-	318,000
1,000		Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	BB-	865,000
2,000		SemGroup LP, 144A, (10)	8.750%	11/15/15	C	210,000
1,000		Whiting Petroleum Corporation	7.000%	2/01/14	BB-	855,000

6,800		Total Oil, Gas & Consumable Fuels				4,612,000

		Paper & Forest Products – 0.9%

5,000		Georgia-Pacific Corporation	8.125%	5/15/11	B+	4,975,000
2,000		Georgia-Pacific Corporation	7.700%	6/15/15	B+	1,840,000

7,000		Total Paper & Forest Products				6,815,000

		Personal Products – 0.2%

1,500		Prestige Brands Inc.	9.250%	4/15/12	B-	1,432,500

		Real Estate – 0.5%

3,000		Felcor Lodging Trust Inc., 144A	4.803%	12/01/11	Ba3	2,415,000
1,000		Trustreet Properties, Inc.	7.500%	4/01/15	AAA	1,003,548
500		Ventas Realty LP, Series WI	7.125%	6/01/15	BBB-	498,750

4,500		Total Real Estate				3,917,298

		Semiconductors & Equipment – 0.4%

1,600		Avago Technologies Finance Pte Limited	10.125%	12/01/13	BB-	1,624,000
2,000		NXP BV	5.541%	10/15/13	B	1,327,500

3,600		Total Semiconductors & Equipment				2,951,500

		Software – 0.4%

3,250		Telcorida Technologies, Inc., (11)	6.566%	7/15/12	B	2,746,250

		Specialty Retail – 0.4%

3,000		Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	3,037,500

		Textiles, Apparel & Luxury Goods – 0.4%

3,000		Jostens IH Corporation	7.625%	10/01/12	B+	2,767,500

		Wireless Telecommunication Services – 0.2%

1,500		IPCS, Inc.	4.926%	5/01/13	B1	1,230,000

$100,793		Total Corporate Bonds (cost $101,337,404)				84,207,036

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Capital Preferred Securities – 28.6% (17.2% of Total Investments)

		Capital Markets – 2.6%

2,000		C.A. Preferred Funding Trust	7.000%	1/30/49	Aa3	$1,264,572
10,700		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	8,237,877
2,450		JPM Chase Capital XXV	6.800%	10/01/37	Aa3	1,883,046
1,600		Kleinwort Benson Group PLC	3.392%	12/31/99	N/R	960,454
1,600		MUFG Capital Finance	4.850%	7/25/56	BBB+	1,481,997
5,600		UBS Preferred Funding Trust I	8.622%	10/29/49	A1	5,415,088

		Total Capital Markets				19,243,034

		Commercial Banks – 16.5%

3,000		AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	2,996,535
9,050		Abbey National Capital Trust I	8.963%	6/30/50	A+	9,711,537
2,155		AgFirst Farm Credit Bank	8.393%	12/15/16	A	1,291,254
6,500		AgFirst Farm Credit Bank	7.300%	12/15/53	A	5,294,712
3,000		Bank One Capital III	8.750%	9/01/30	Aa3	2,800,725
2,000		BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,857,928
13,030		Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	11,970,140
1,500		Barclays Bank PLC	7.434%	12/15/57	Aa3	1,223,369
1,500		BBVA International Unipersonal	5.919%	4/18/58	Aa3	1,132,379
3,500		Credit Agricole SA	6.637%	5/29/49	Aa3	2,363,421
6,200		First Empire Capital Trust I	8.234%	2/01/27	A3	5,790,316
2,000		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,594,988
12,700		HBOS PLC, Series 144A	6.413%	4/01/49	A1	7,178,980
2,000		HBOS PLC, Series 144A	6.657%	11/21/57	A1	1,133,588
750		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	740,918
11,000		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	10,995,820
9,000		Mizuho Financial Group	8.375%	4/27/49	Aa3	7,740,135
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	6,817,480
4,500		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	2,735,213
600		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	501,792
2,500		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	1,282,813
8,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	7,981,048
4,000		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	3,373,520
9,450		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	9,267,804
4,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	3,835,240
800		Union Bank of Norway	7.068%	11/19/49	A	1,051,007
—	(12)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	12,075,000

		Total Commercial Banks				124,737,662

		Diversified Financial Services – 0.4%

3,100		Fulton Capital Trust I	6.290%	2/01/36	A3	1,501,594
2,800		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,708,000

		Total Diversified Financial Services				3,209,594

		Diversified Telecommunication Services – 1.3%

10		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	9,988,116

		Insurance – 6.8%

2,300		American General Capital II	8.500%	7/01/30	A3	425,114
6,400		AXA S.A., 144A	6.463%	12/14/49	BBB+	3,660,858
8,000		Great West Life & Annuity Capital I	6.625%	11/15/34	A-	6,002,784
2,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	1,706,134
2,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	1,210,322
4,000		MetLife Capital Trust X	9.250%	4/08/68	BBB+	3,806,000
1,150		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	723,989
6,500		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	3,522,396
5,500		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	4,190,582
7,600		Progressive Corporation	6.700%	6/15/67	A2	6,201,782
3,000		Prudential Financial Inc.	8.875%	6/15/68	A-	2,828,013
1,100		Prudential PLC	6.500%	6/29/49	A-	473,787
9,900		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	7,915,921
14,600		XL Capital, Limited	6.500%	10/15/57	BBB	8,626,060

		Total Insurance				51,293,742

		Real Estate – 0.3%

8,000		CBG Florida REIT Corporation	7.114%	11/15/49	BB+	2,177,280

		Road & Rail – 0.7%

6,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	5,253,274

		Thrifts & Mortgage Finance – 0.0%

8,260		Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	C	51,625
947		Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	C	5,913

		Total Thrifts & Mortgage Finance				57,538

		Total Capital Preferred Securities (cost $310,814,914)				215,960,240

Shares		Description (1)				Value

		Investment Companies – 1.7% (0.9% of Total Investments)

51,139		Blackrock Preferred and Corporate Income Strategies Fund				$426,499
476,659		Blackrock Preferred Income Strategies Fund				3,975,336
41,890		Blackrock Preferred Opportunity Trust				400,050
507,338		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,860,842
65,157		Flaherty and Crumrine/Claymore Total Return Fund Inc.				502,360
332,900		John Hancock Preferred Income Fund III				3,402,238

		Total Investment Companies (cost $29,719,808)				12,567,325

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value

		Short-Term Investments – 3.3% (2.0% of Total Investments)

$14,899		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $14,899,302, collateralized by $10,600,000 U.S. Treasury Bonds, 8.875%, due 2/15/19, value $15,197,750	0.100%	10/01/08		$14,899,261
9,828		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $9,828,021, collateralized by: $895,000 U.S. Treasury Notes, 4.875%, due 5/15/09, value $929,681, $1,850,000 U.S. Treasury Notes, 4.750%, due 2/28/09, value $1,882,375 and $7,100,000 U.S. Treasury Notes, 4.500%, due 3/31/09, value $7,215,375	0.100%	10/01/08		9,827,994

$24,727		Total Short-Term Investments (cost $24,727,255)				24,727,255

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (13)	Date	Price	Value

850	Call Options Purchased – 0.0% (0.0% of Total Investments) LM Ericsson Telephone Company	$1,912,500	1/17/09	$22.5	$42,500

	Total Call Options Purchased (cost $59,313)				42,500

	Total Investments (cost $1,720,992,715) – 166.1%				1,256,286,971

Shares	Description (1)	Value

	Common Stocks Sold Short – (1.1)%

	Chemicals – (0.2)%

(29,200)	Sigma-Aldrich Corporation	$(1,530,664)

	Health Care Equipment & Supplies – (0.2)%

(14,300)	C.R. Bard, Inc.	(1,356,641)
(6,000)	Chattem Inc., (2)	(469,080)

	Total Health Care Equipment & Supplies	(1,825,721)

	Pharmaceuticals – (0.4)%

(50,700)	Abbott Laboratories	(2,919,306)

	Specialty Retail – (0.3)%

(8,600)	Auto Zone, Inc., (2)	(1,060,724)
(26,100)	Urban Outfitters, Inc. (2)	(831,807)

	Total Specialty Retail	(1,892,531)

	Total Common Stocks Sold Short (proceeds $8,298,192)	(8,168,222)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (13)	Date	Price	Value

	Call Options Written – (0.5)%
(2,164)	AbitibiBowater, Inc.	$(2,705,000)	1/17/09	$12.5	$(32,460)
(2,445)	Allied Waste Industries	(2,445,000)	1/17/09	10.0	(519,563)
(1,705)	Allied Waste Industries	(2,131,250)	1/17/09	12.5	(102,300)
(376)	Ameren Corporation	(1,692,000)	12/20/08	45.0	(8,460)
(249)	Amgen, Inc.	(1,245,000)	1/17/09	50.0	(282,615)
(446)	Amgen, Inc.	(2,453,000)	1/17/09	55.0	(350,110)
(981)	AngloGold Ashanti Limited	(3,924,000)	1/17/09	40.0	(22,073)
(174)	Arch Coal Inc.	(870,000)	1/17/09	50.0	(26,100)
(155)	Arch Coal Inc.	(852,500)	1/17/09	55.0	(15,500)
(734)	AstraZeneca Group	(3,670,000)	1/17/09	50.0	(82,575)
(1,980)	Barrick Gold Corporation	(9,900,000)	1/17/09	50.0	(267,300)
(2,315)	BJ Services Company	(5,208,750)	1/17/09	22.5	(266,225)
(910)	BP Amoco, PLC	(6,370,000)	1/17/09	70.0	(18,200)
(460)	Cameco Corporation	(1,610,000)	1/17/09	35.0	(18,400)
(380)	Cameco Corporation	(1,140,000)	3/21/09	30.0	(52,250)
(200)	Chevron Corporation	(1,700,000)	1/17/09	85.0	(104,000)
(600)	eBay, Inc.	(1,800,000)	1/17/09	30.0	(17,100)
(1,012)	Gold Fields Limited	(1,518,000)	1/17/09	15.0	(45,540)
(300)	Health Net Inc.	(900,000)	10/18/08	30.0	(4,500)
(430)	Health Net Inc.	(1,075,000)	1/17/09	25.0	(81,700)
(1,005)	IdaCorp Inc.	(3,015,000)	11/22/08	30.0	(50,250)
(1,260)	Ivanhoe Mines Ltd.	(1,575,000)	1/17/09	12.5	(25,200)
(375)	KT Corporation	(843,750)	1/17/09	22.5	(31,875)
(850)	LM Ericsson Telephone Company	(1,912,500)	1/17/09	22.5	(8,500)
(460)	Microsoft Corporation	(1,380,000)	1/17/09	30.0	(37,720)
(1,823)	Newmont Mining Corporation	(9,115,000)	1/17/09	50.0	(274,362)
(601)	Nexen Inc.	(1,803,000)	1/17/09	30.0	(63,105)
(3,871)	Nippon Telegraph & Telephone Corporation	(9,677,500)	12/20/08	25.0	(145,163)
(612)	Royal Dutch Shell PLC	(4,590,000)	1/17/09	75.0	(61,200)
(1,335)	Smithfield Foods Inc.	(4,005,000)	1/17/09	30.0	(46,725)
(2,070)	Sprint Nextel Corporation	(1,656,000)	2/21/09	8.0	(103,500)
(450)	Tech Data Corporation	(1,800,000)	1/17/09	40.0	(9,000)
(106)	Technip S.A.	(636,000)	12/20/08	60.0	(1,343)
(3,608)	Tyson Foods, Inc.	(5,412,000)	1/17/09	15.0	(234,520)
(1,203)	Tyson Foods, Inc.	(2,105,250)	1/17/09	17.5	(24,060)
(380)	UBS AG	(1,140,000)	1/17/09	30.0	(12,350)
(405)	UBS AG	(1,620,000)	1/17/09	40.0	(8,098)

(38,430)	Total Call Options Written (premiums received $(10,794,458))	(105,495,500)			(3,453,942)

	Borrowings Payable – (32.2)% (15)(16)				(243,250,000)

	Other Assets Less Liabilities – 1.8%				12,921,754

	FundPreferred Shares, at Liquidation Value – (34.1)% (15)				(258,000,000)

	Net Assets Applicable to Common Shares – 100%				$756,336,561

Interest Rate Swaps outstanding at September 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Morgan Stanley	$71,000,000	Receive	1-Month USD-LIBOR	3.406%	Monthly	1/22/09	$105,669

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating.
Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2008. At September 30, 2008, the Fund had unfunded Senior Loan Commitments of $367,884.

(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at September 30, 2008.

(8)	At or subsequent to September 30, 2008, this issue was under the protection of the Federal Bankruptcy Court.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(11)	Portion of investment has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(12)	Principal Amount (000)/Shares rounds to less than $1,000.

(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(14)	Portion of investment has been pledged to collateralize the net payment obligations under call options written.

(15)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 19.4% and 20.5%, respectively.

(16)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investments as collateral for Borrowings.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$632,700,931	$622,536,040	$1,050,000	$1,256,286,971
Derivatives*	—	105,669	—	105,669
Securities sold short	(8,168,222)	—	—	(8,168,222)
Call options written	(3,453,942)	—	—	(3,453,942)

Total	$621,078,767	$622,641,709	$1,050,000	$1,244,770,476

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$4,003,008
Gains (losses):
Net realized gains (losses)	568,137
Net change in unrealized appreciation (depreciation)	(298,340)
Net purchases at cost (sales at proceeds)	(850,056)
Net discounts (premiums)	33,525
Net transfers in to (out of) at end of period fair value	(2,406,274)

Balance as of September 30, 2008	$1,050,000

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments (excluding proceeds received on securities sold short and call options written) was $1,732,407,727.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and call options written) at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$12,306,774
Depreciation	(488,427,530)

Net unrealized appreciation (depreciation) of investments	$(476,120,756)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.